INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2018
Disclosure of income tax expense [Abstract]
INCOME TAX EXPENSE

12.

INCOME TAX EXPENSE

The Company is incorporated in BVI and conducts its primary business operations through its subsidiaries in the PRC. It also has intermediate holding companies in the BVI and Hong Kong. Under the current laws of the BVI, the Company and its subsidiaries incorporated in the BVI are not subject to tax on income or capital gains. The Hong Kong Profits Tax rate is 16.50%. The Company's Hong Kong subsidiaries have both Hong Kong-sourced and non-Hong Kong-sourced income. The latter is not subject to Hong Kong Profits Tax and the related expenses are non-tax-deductible. For the Hong Kong-sourced income, no provision for Hong Kong Profits Tax was made as such operations sustained tax losses during the years ended December 31, 2016, 2017 and 2018. Furthermore, there are no withholding taxes in Hong Kong on the remittance of dividends.

China

Under the Law of the PRC on corporate income tax and the Implementation Regulation of the Corporate Income Tax Law (collectively, the “CIT Law”) collectively, the tax rate applicable for PRC group entities is 25% (2017: 25%).

Under the prevailing CIT Law and its relevant regulations, any dividends paid by the Company’s PRC subsidiaries from their earnings derived after January 1, 2008 to the Company’s Hong Kong subsidiaries are subject to PRC dividend withholding tax of 5% or 10%, depending on the applicability of the Sino-Hong Kong tax treaty.

Bolivia

The Company’s subsidiary in Bolivia before December 29, 2017 is subject to Bolivian enterprise income tax at a rate of 25% applicable to both foreign investment enterprises and domestic companies.

Loss before income tax consists of:

	Year Ended December 31,
	2016	2017	2018	2018
	CNY	CNY	CNY	US$

PRC	(1,171)	(1,071)	(2,321)	(337)
BVI	(3,225)	(5,064)	(3,805)	(553)
Hong Kong	(49)	(44)	(50)	(7)

Total loss before income tax for the year from continuing operations	(4,445)	(6,179)	(6,176)	(897)
Total loss before income tax for the year from discontinued operations	(18,591)	(23,817)	—	—
	(23,036)	(29,996)	(6,176)	(897)

A reconciliation of the income taxes computed at the PRC and Bolivian statutory tax rate of 25% to the actual income tax expense/(benefit) is as follows:

	Year Ended December 31,
	2016	2017	2018	2018
	CNY	CNY	CNY	US$

Loss before income tax for the year from continuing operations	(4,445)	(6,179)	(6,176)	(897)
Loss before income tax for the year from discontinued operations	(18,591)	(23,817)	—	—
	(23,036)	(29,996)	(6,176)	(897)

Tax at the statutory tax rate	25%	25%	25%	25%

Computed income tax benefit	(5,759)	(7,499)	(1,544)	(224)
Effect of different tax rates for the Company and overseas subsidiaries	820	1,269	955	139
Tax losses not recognized	4,259	6,230	588	85
Non-deductible expenses	680	—	1	—

Income tax expense	—	—	—	—
Income tax expense from continuing operations at the effective rate	—	—	—	—
Income tax expense from discontinued operations at the effective rate	—	—	—	—

As of December 31, 2017 and 2018, the Group did not recognize deferred tax assets or deferred tax liabilities.

The total amounts of unused tax losses for which no deferred tax assets were recognized amounted to CNY9.24 million and CNY6.74 million (US$0.98 million) as of December 31, 2017 and 2018, respectively. As of December 31, 2018, unused tax losses of CNY1.08 million (US$0.16 million), CNY1.10 million (US$0.16 million), CNY1.17 million (US$0.17 million), CNY1.07 million (US$0.15 million) and CNY2.32 million (US$0.34 million), if unused, will expire by the end of 2019, 2020, 2021, 2022 and 2023 respectively.